Intangible assets - Goodwill	12 Months Ended
Dec. 31, 2018
Intangible assets - Goodwill [Abstract]
Intangible assets - Goodwill

13.        Intangible assets - Goodwill

Goodwill is the difference between the acquisition cost and the Bank's participation in the net fair value of assets, liabilities and contingent liabilities of the acquired company. When the difference is negative (negative goodwill), it is recognized immediately through income statement. In accordance with IFRS 3 Business Combinations, goodwill is stated at cost and is not amortized but tested annually for impairment or whenever there is an evidence of reduction on the recoverable value of the cash generating unit to which the goodwill was allocated. Goodwill is recognized at cost considering the accumulated  impairment losses. Impairment losses related to goodwill are not reversible. Gains and losses related to the sale of an entity include the carrying amount of goodwill relating to the entity sold.

The goodwill recorded is subject to impairment test (note 2.o.i) and has been allocated according to the operating segments (note 45).

Based on the assumptions described above, no impairment loss was recognized for goodwill at December 31, 2018, 2017 and 2016.

Thousand of reais	2018	2017	2016

Breakdown
Banco ABN Amro Real S.A. (Banco Real)	27,217,565	27,217,565	27,217,565
Olé Consignado (Current Company name of Banco Bonsucesso Consignado)	62,800	62,800	62,800
Super Pagamentos e Administração de Meios Eletrônicos Ltda. (Super)	13,050	13,050	13,050
Banco PSA Finance Brasil S.A.	1,557	1,557	-
Getnet Adquirência e Serviços para Meios de Pagamento S.A. (Santander Getnet)	1,039,304	1,039,304	1,039,304
BW Guirapá I S.A.	-	-	22,320
Ipanema Empreendimentos e Participações Ltda.	27,630	28,120	-
Santander Brasil Tecnologia S.A.	16,382	-	-
Others	-	1,860	-
Total	28,378,288	28,364,256	28,355,039

	Commercial Banking
	2018	2017	2016
Main assumptions:
Basis of determining recoverable amounts	Value in use: cash flows
Period of the projections of cash flows (1)	5 years	5 years	5 years
Growth rate perpetual	5.1%	8.3%	8.0%
Discount rate (2)	13.6%	14.6%	15.2%

(1) The projections of cash flow are prepared using Management´s growth plans and internal budget, based on historical data, market expectations and conditions such as industry growth, interest rate and inflation.

(2) The discount rate is calculated based on the capital asset pricing model (CAPM). The discount rate before tax is 19.33% (2017 - 20.42% and 2016 - 20.23%).

The changes of goodwill in December 31, 2018, 2017 and 2016 were as follows:

Thousand of reais	2018	2017	2016

Balance at beginning of the year	28,364,256	28,355,039	28,332,719
Additions (loss):
BW Guirapá (Note 3.c)	-	(22,320)	22,320
Banco PSA Finance Brasil S.A.	-	1,557	-
Ipanema Empreendimentos e Participações Ltda.	(490)	28,120	-
Santander Brasil Tecnologia S.A.	16,382	-	-
Others	(1,860)	1,860	-
Balance at end of the year	28,378,288	28,364,256	28,355,039